SHORT-TERM AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
SHORT-TERM AND LONG-TERM INVESTMENTS [Abstract]
Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2014 and 2013:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value
	December 31,		December 31,		December 31,		December 31,
	2014	2013	2014	2013	2014	2013	2014	2013
Level 2:
Corporate debentures	$305,046	$272,431	$1,326	$2,545	$711	$1,797	$305,661	$273,179
U.S. Treasuries	7,011	13,331	-	65	207	647	6,804	12,749

	$312,057	$285,762	$1,326	$2,610	$918	$2,444	$312,465	$285,928

Scheduled Maturities of Available-for-Sale Marketable Securities

The scheduled maturities of available-for-sale marketable securities as of December 31, 2014 were as follows:

	Amortized	Estimated
	cost	fair value

Due within one year	$65,336	$65,744
Due after one year through five years	232,761	232,811
Due after six years through ten years	13,960	13,910

	$312,057	$312,465

Schedule of Unrealized Losses and Fair Values

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2014 and 2013 were as indicated in the following tables:

	December 31, 2014
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$47,575	$(189)	$86,950	$(522)	$134,525	$(711)
U.S. treasuries	-	-	6,804	(207)	6,804	(207)

	$47,575	$(189)	$93,754	$(729)	$141,329	$(918)

	December 31, 2013
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$119,043	$(1,718)	$7,767	$(79)	$126,810	$(1,797)
U.S. treasuries	-	-	6,365	(647)	6,365	(647)

	$119,043	$(1,718)	$14,132	$(726)	$133,175	$(2,444)